SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
General And Administrative Expenses
Salaries			$ 1,016,881	$ 143,065
Share based compensation	$ 219,976	$ 371,175	2,889,567	4,302,978
Professional fees			225,384	117,860
Other			79,523	34,399
Total general and administrative expenses	$ 63,818	$ 63,912	$ 4,211,355	$ 4,598,302